NOTE 20. CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF FINCERA INC. (Details 2) - FINCERA INC. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net cash and cash equivalents (used in) operating activities	$ (481)
Net cash and cash equivalents provided by investing activities	498
Net cash and cash equivalents used in financing activities	0
Net cash and cash equivalents (used in) operating activities		$ (4,811)	$ (643)
Net cash and cash equivalents provided by investing activities		4,833	644
Net cash and cash equivalents used in financing activities		0	0
Cash and cash equivalents, beginning of the year	118	96	95
Cash and cash equivalents, end of the year	$ 135	$ 118	$ 96